Other Losses - Summary of Other Losses (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Losses Gains [Abstract]
Net foreign exchange losses	£ (713)	£ (305)	£ (4,864)
Net fair value gain on derivative			1,492
Total Other losses			£ (3,372)